Schedule of Earnings Per Share, Basic and Diluted (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Weighted Average Number of Shares Outstanding, Diluted	17,556,395	13,345,004	13,008,401